RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	$ 5,299,204	$ 5,707,375
Asset Management and Reporting Fee	1,229,739	1,184,371
Fund Management Fee net of Asset Management and Reporting Fee	4,069,465	4,523,004
Series Twenty [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	88,653	105,990
Asset Management and Reporting Fee	11,304	10,885
Fund Management Fee net of Asset Management and Reporting Fee	77,349	95,105
Series Twenty One [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	58,930	67,080
Asset Management and Reporting Fee	3,676	3,051
Fund Management Fee net of Asset Management and Reporting Fee	55,254	64,029
Series Twenty Two [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	64,070	121,368
Asset Management and Reporting Fee	5,000	16,887
Fund Management Fee net of Asset Management and Reporting Fee	59,070	104,481
Series Twenty Three [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	90,719	113,039
Asset Management and Reporting Fee	6,500	14,625
Fund Management Fee net of Asset Management and Reporting Fee	84,219	98,414
Series Twenty Four [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	91,732	122,334
Asset Management and Reporting Fee	111,298	17,490
Fund Management Fee net of Asset Management and Reporting Fee	(19,566)	104,844
Series Twenty Five [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	47,508	76,550
Asset Management and Reporting Fee	9,612	44,517
Fund Management Fee net of Asset Management and Reporting Fee	37,896	32,033
Series Twenty Six [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	208,009	286,205
Asset Management and Reporting Fee	187,315	80,405
Fund Management Fee net of Asset Management and Reporting Fee	20,694	205,800
Series Twenty Seven [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	204,780	229,434
Asset Management and Reporting Fee	78,159	103,260
Fund Management Fee net of Asset Management and Reporting Fee	126,621	126,174
Series Twenty Eight [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	277,316	298,447
Asset Management and Reporting Fee	120,474	141,421
Fund Management Fee net of Asset Management and Reporting Fee	156,842	157,026
Series Twenty Nine [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	307,485	331,404
Asset Management and Reporting Fee	59,597	59,017
Fund Management Fee net of Asset Management and Reporting Fee	247,888	272,387
Series Thirty [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	155,148	163,063
Asset Management and Reporting Fee	19,861	33,471
Fund Management Fee net of Asset Management and Reporting Fee	135,287	129,592
Series Thirty One [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	329,204	345,693
Asset Management and Reporting Fee	62,574	164,357
Fund Management Fee net of Asset Management and Reporting Fee	266,630	181,336
Series Thirty Two [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	271,860	281,115
Asset Management and Reporting Fee	61,166	53,540
Fund Management Fee net of Asset Management and Reporting Fee	210,694	227,575
Series Thirty Three [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	123,408	123,408
Asset Management and Reporting Fee	16,389	16,389
Fund Management Fee net of Asset Management and Reporting Fee	107,019	107,019
Series Thirty Four [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	256,596	274,896
Asset Management and Reporting Fee	17,321	16,654
Fund Management Fee net of Asset Management and Reporting Fee	239,275	258,242
Series Thirty Five [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	202,082	213,030
Asset Management and Reporting Fee	52,603	20,385
Fund Management Fee net of Asset Management and Reporting Fee	149,479	192,645
Series Thirty Six [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	132,480	154,061
Asset Management and Reporting Fee	19,023	100,251
Fund Management Fee net of Asset Management and Reporting Fee	113,457	53,810
Series Thirty Seven [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	204,864	204,864
Asset Management and Reporting Fee	20,389	18,518
Fund Management Fee net of Asset Management and Reporting Fee	184,475	186,346
Series Thirty Eight [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	164,400	164,400
Asset Management and Reporting Fee	22,599	31,044
Fund Management Fee net of Asset Management and Reporting Fee	141,801	133,356
Series Thirty Nine [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	136,800	136,800
Asset Management and Reporting Fee	17,748	23,923
Fund Management Fee net of Asset Management and Reporting Fee	119,052	112,877
Series Forty [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	200,016	200,016
Asset Management and Reporting Fee	21,590	24,394
Fund Management Fee net of Asset Management and Reporting Fee	178,426	175,622
Series Forty One [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	237,732	238,068
Asset Management and Reporting Fee	38,056	22,075
Fund Management Fee net of Asset Management and Reporting Fee	199,676	215,993
Series Forty Two [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	248,700	249,240
Asset Management and Reporting Fee	63,265	40,195
Fund Management Fee net of Asset Management and Reporting Fee	185,435	209,045
Series Forty Three [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	306,780	306,780
Asset Management and Reporting Fee	60,352	38,157
Fund Management Fee net of Asset Management and Reporting Fee	246,428	268,623
Series Forty Four [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	277,353	284,700
Asset Management and Reporting Fee	52,403	22,930
Fund Management Fee net of Asset Management and Reporting Fee	224,950	261,770
Series Forty Five [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	363,051	365,862
Asset Management and Reporting Fee	54,934	47,088
Fund Management Fee net of Asset Management and Reporting Fee	308,117	318,774
Series Forty Six [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Fund Management Fee	249,528	249,528
Asset Management and Reporting Fee	36,531	19,442
Fund Management Fee net of Asset Management and Reporting Fee	$ 212,997	$ 230,086